Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill Table
Changes in the carrying amount of goodwill occurring during the year ended December 31, 2011, are as follows (in thousands):

	OrthoRecon	Extremities	Total
Goodwill at December 31, 2010	$24,927	$29,245	$54,172
Goodwill associated with acquisition in 2011 (See Note 3)	—	3,984	3,984
Foreign currency translation	(104)	(132)	(236)
Goodwill at December 31, 2011	$24,823	$33,097	$57,920

Components of Identifiable Assets Table	The components of our identifiable intangible assets are as follows (in thousands): December 31, 2011 December 31, 2010 Cost AccumulatedAmortization Cost AccumulatedAmortizationIndefinite life intangibles IPRD technology$278 $278 Trademarks1,658 1,533 Total indefinite life intangibles1,936 1,811 Definite life intangibles Distribution channels21,096 $20,057 20,719 $20,563 Completed technology10,976 4,416 12,349 6,162 Licenses5,721 2,478 5,613 2,040 Customer relationships3,888 1,476 3,888 1,087 Trademarks1,336 818 1,173 633 Other3,905 1,882 2,859 1,426Total definite life intangibles46,922 $31,127 46,601 $31,911 Total intangibles48,858 48,412 Less: Accumulated amortization(31,127) (31,911) Intangible assets, net$17,731 $16,501